UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments—May 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations[1] — 5.45%

650	Federal Home Loan Mortgage Corp.	08/16/07 to	5.000 to
	(cost—$641,255)	09/18/07	5.095	641,255

Bank notes[2] — 7.01%

Banking-US — 7.01%
575	American Express Centurion Bank	06/19/07	5.410	575,090

250	US Bank N.A.	06/29/07	5.290	250,012

Total bank notes (cost—$825,102)				825,102

Certificates of deposit — 8.92%

Banking-non-US — 8.92%
250	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360	250,000

500	Barclays Bank PLC	01/18/08	5.360	500,000

300	Natexis Banque	06/29/07	5.275	300,000

Total certificates of deposit (cost—$1,050,000)				1,050,000

Commercial paper[1] — 15.91%

Asset backed-securities — 4.22%
500	Solitaire Funding LLC	07/23/07	5.200	496,245

Banking-US — 4.15%
500	ING (US) Funding LLC	11/02/07	5.140	489,006

Brokerage — 3.39%
400	Morgan Stanley	06/14/07	5.170	399,253

Finance-noncaptive diversified — 4.15%
500	General Electric Capital Corp.	11/09/07	5.150	488,484

Total commercial paper (cost—$1,872,988)				1,872,988

Short-term corporate obligations[2] — 15.89%

Asset backed-securities — 4.25%
500	K2 (USA) LLC[3]	06/15/07	5.320	500,061

Banking-non-US — 4.25%
500	Nationwide Building Society[3]	07/20/07	5.478	500,102

Brokerage — 3.99%
300	Merrill Lynch & Co., Inc.	07/19/07	5.485	300,162

170	Morgan Stanley	07/27/07	5.480	170,038

				470,200

Finance-captive automotive — 3.40%
400	Toyota Motor Credit Corp.	06/01/07	5.300	400,000

Total short-term corporate obligations (cost—$1,870,363)				1,870,363

UBS Money Market Fund
Schedule of investments—May 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements — 46.86%

5,500	Repurchase agreement dated 05/31/07 with Deutsche Bank Securities, Inc., collateralized by $5,655,000 Federal Home Loan Bank obligations, 5.620% due 05/11/15; (value—$5,614,353); proceeds: $5,500,810	06/01/07	5.300	5,500,000

17	Repurchase agreement dated 05/31/07 with State Street Bank & Trust Co., collateralized by $17,310 US Treasury Notes, 4.625% due 03/31/08 to 09/30/08; (value—$17,355); proceeds: $17,002	06/01/07	4.700	17,000

Total repurchase agreements (cost—$5,517,000)				5,517,000

Total investments (cost—$11,776,708 which approximates cost for federal income tax purposes)[4] — 100.04%				11,776,708

Liabilities in excess of other assets — (0.04)%				(4,542)

Net assets (applicable to 9,605,060; 468,638 and 1,690,652 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share) — 100.00%				11,772,166

1	Interest rates shown are the discount rates at date of purchase.

2	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of May 31, 2007 and reset periodically.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.50% of net assets as of May 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	83.5

United Kingdom	8.5

Japan	5.5

France	2.5

Total	100.0

Weighted average maturity — 40 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 28, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2007